Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May. 16, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Ecoark Holdings, Inc.
Entity Central Index Key	0001437491
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	10-Q
Document Period End Date	Mar. 31, 2016
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		36,011,335